RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Deferred Revenue - Royalty Agreement

The Company has negotiated a royalty agreement with a related party by common CEO and director. In exchange for a non-refundable payment of $300,000, the Company intends to provide a royalty stream to this related party based on the gross production of Vanadium Oxide (“Vanadium”) from the company’s the oil sands leases. For each barrel of bitumen produced from the specified oil sands until March 21, 2039, or upon termination of mining, whichever is earlier, the Company will pay a royalty equal to 25 grams of Vanadium per barrel of bitumen produced, multiplied by the price of Vanadium Pentoxide 98% min in-warehouse Rotterdam published on the last business day of the month in which the gross production of bitumen occurred. The $300,000 is recorded as deferred revenue and will be recognized at such time as the Company begins to produce Vanadium.

Notes payable to related party

In December 2015, the Company borrowed $6,553 ($9,000 Canadian) under a note agreement with related parties. The lenders were related parties through an immediate family relationship with officers or directors of the Company and a common director. The note payable bears interest at the Bank of Canada Prime rate plus 1%. The Company could repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2023, the effective interest rate on this note payable was 8.20%. The balance of note payable, including interest, to related parties at December 31, 2023 and 2022 was $9,331 and $8,584, respectively. The Company recognized interest expense of $531, $353 and $247 for the years ended December 31, 2023, 2022 and 2021, respectively, in its Statements of Operations and Comprehensive Income (Loss).

In 2021, the Company borrowed $72,000 under a note agreement with a related party. The note payable was repaid in 2022 and bore interest at 10% per annum. The note was convertible into restricted common shares at $0.01 per share or the most recent 30-day volume-weighted moving average of the published share price, discounted by 40%, whichever is higher. Due to the variability of the conversion rate, an embedded derivative was identified. The Company recorded the fair value of the derivatives as of the inception date of the convertible note, which was determined to be $127,049. The initial fair value of the embedded debt derivative was allocated as a debt discount up to the face value of the note ($72,000), with the remaining $55,049 recognized as a loss on issuance of convertible note. The debt discount was amortized until its repayment and $51,000 and $21,000 of amortization expense was recognized in for the years ended December 31, 2022 and 2021, respectively. The balance of the note payable, including interest, at December 31, 2023 and 2022 was $0. The Company recognized interest expense of $2,550 and $3,659 for the year ended December 31, 2022 and 2021 in its Statements of Operations and Comprehensive Income (Loss).

Consulting fees

Mr. Newton is the President and a member of the Board of Directors of the Company. Mr. Newton does not bill the Company for his services as President; however, he has a service agreement with the Company. Pursuant to this agreement, the Company recognized consulting expenses of $176,197, $144,549 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, $0 and $15,956 of consulting expenses were included in Accounts payable and accrued liabilities – related party.

Dr. Michael Ranger is a member of the Board of Directors of the Company. Dr. Ranger does not receive compensation for his services as a member of the board; however, he has a service agreement with the Company, including consulting time and expense reimbursement. Pursuant to this agreement, the Company recognized consulting expenses of $0, $0 and $1,356 for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, there were no consulting expenses included in Accounts payable and accrued liabilities – related party.